Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Global Trust
Entity Central Index Key	0001124459
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Debt Opportunities Fund
Class Name	Advisor Class
Trading Symbol	FEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Debt Opportunities Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
Additional Information Phone Number	(800) 321-8563
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$109	1.00%
[1]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Advisor Class shares of Franklin Emerging Market Debt Opportunities Fund returned 17.30%. The Fund compares its performance to the JP Morgan EMBI Global Diversified Index, the JP Morgan EMBI Global Diversified ex-GCC Index, the JP Morgan GBI-EM Broad Diversified Index and the ICE BofA Emerging Market Corporate Plus (USD Hedged) Index, which returned 8.81%, 10.04%, 8.98% and 4.31%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
An allocation to Venezuela was the largest contributor to Fund returns. Bond prices rallied in response to the  U.S. operation to remove President Nicolás Maduro in January 2026. Optimism increased about greater macroeconomic stabilization and multilateral financing support, potentially opening a debt restructuring path.

↑
The completion of the debt restructuring of Ukraine’s gross domestic product-linked warrants in December 2025 supported Fund returns, with sentiment further boosted by Hungary’s election result in April 2026, which unlocked European Union funding while driving accession optimism.

↑
Exposure to a quasi-sovereign public healthcare entity supported returns after Ghana secured full bondholder support for the exchange of the outstanding 2026 senior secured bonds. The restructuring outcome was favorable, with holders receiving new Government of Ghana Eurobonds due in 2035 and 2037.

Top detractors from performance:
↓	Exposure to a Paraguayan-based corporate bond issuer detracted from returns. Bond prices came under pressure on concerns over tight liquidity due to upcoming amortizations.
↓	Although the Turkish authorities have been pursuing a strategy of managed real appreciation of the TRY, oil-driven inflation and rising political risk triggered international investor outflows.
↓	The Egyptian pound came under pressure due to heightened regional geopolitical risk, leading to a period of significant foreign capital outflows.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	17.30	7.82	6.83
Bloomberg Global Aggregate Index	1.60	-1.91	0.25
JP Morgan EMBI Global Diversified Index	8.81	2.20	3.38
JP Morgan EMBI Global Diversified ex-GCC Index	10.04	2.38	3.37
JP Morgan GBI-EM Broad Diversified Index	8.98	2.89	3.23
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index	4.31	1.28	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 161,843,360
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 1,085,617
Investment Company Portfolio Turnover	40.43%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$161,843,360
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	158
Total Management Fee Paid	$1,085,617
Portfolio Turnover Rate	40.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class A
Trading Symbol	FNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$109	1.11%
[3]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin International Growth Fund returned -3.41%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	-3.41	-4.15	5.87
Class A (with sales charge)	-8.71	-5.22	5.28
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 600,614,066
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 4,752,321
Investment Company Portfolio Turnover	46.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class C
Trading Symbol	FNGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$182	1.86%
[5]
Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin International Growth Fund returned -4.14%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	-4.14	-4.87	5.08
Class C (with sales charge)	-5.07	-4.87	5.08
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class R
Trading Symbol	FNGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$134	1.36%
[7]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin International Growth Fund returned -3.67%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	-3.67	-4.39	5.61
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 600,614,066
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 4,752,321
Investment Company Portfolio Turnover	46.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Class R6
Trading Symbol	FILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$74	0.75%
[9]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin International Growth Fund returned -3.08%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	-3.08	-3.81	6.28
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin International Growth Fund
Class Name	Advisor Class
Trading Symbol	FNGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$85	0.86%
[11]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Advisor Class shares of Franklin International Growth Fund returned -3.20%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	-3.20	-3.91	6.14
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.